Summary of Significant Accounting Policies: Recent Accounting Pronouncements (Policies)	9 Months Ended	20 Months Ended
	Jun. 30, 2013	Sep. 30, 2012
Policies
Recent Accounting Pronouncements	Recent Accounting Pronouncements The company has evaluated all the recent accounting pronouncements and believes that none of them will have a material effect on the company’s financial statements.	Recent Accounting Pronouncements The company has evaluated all the recent accounting pronouncements and believes that none of them will have a material effect on the company’s financial statements.